Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The financial statements have been prepared on a condensed consolidated basis with those of the Company’s wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

These unaudited condensed consolidated financial statements have been prepared in accordance with rules and regulations of the Securities and Exchange Commission (“SEC”) and generally accepted accounting principles in the United States of America (“GAAP”) for interim financial information. Accordingly, the unaudited condensed consolidated financial statements do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, we have included all adjustments considered necessary for a fair presentation and such adjustments are of a normal recurring nature. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the year ended February 28, 2023 and notes thereto and other pertinent information contained in our annual audited report dated November 14, 2023. The results of operations for the three and nine months ended November 30, 2023, are not necessarily indicative of the results to be expected for the full fiscal year ending February 28, 2024.

Limited Liability of Members

Limitations on Liability of Managers and Members. The liability of the Managers to the Company and the Members shall be limited to the extent, now or hereafter set forth in the Articles, this Operating Agreement and as provided under the Florida Act.

No Personal Liability, except as otherwise provided in the Florida Act or by Applicable Law, no Members, Manager or Officer will be obligated personally for any debt, obligation or liability of the Company or of any Company Subsidiaries, whether arising in contract, tort or otherwise, solely by reason of being a Member, Manager and/or Officer.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. These differences could have a material effect on the Company’s future results of operations and financial position. Significant items subject to estimates and assumptions include the carrying amounts of intangible assets, depreciation and amortization.

Information about key assumptions and estimation uncertainty that has a significant risk of resulting in a material adjustment to the carrying amounts of the Company’s assets and liabilities within the next financial year are referenced in the notes to the financial statements as follows:

●	The assessment of the Company to continue as a going concern;
●	The measurement and useful life of intangible assets and property and equipment
●	Recoverability of long lived assets

Cash

Cash consists of amounts denominated in US dollars. The Company has not experienced any losses on such accounts. The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. This includes a letter of credit for $10,000. There were no cash equivalents as of November 30, 2023, or 2022. In addition, the Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits.

Prepaids

The Company records cash paid in advance for goods and/or services to be received in the future as prepaid expenses. Prepaid expenses are expensed over time according to the terms of the purchase. Other current assets are recognized when it is probable that the future economic benefits will flow to the Company and the asset has a cost or value that can be measured reliably. It is then charged to expense over the expected number of periods during which economic benefits will be realized.

Receivables

Receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing receivable.

The Company considers receivable to be fully collectible; accordingly, no allowance for doubtful accounts is required. If amounts become uncollectible, they will be charged to operations when that determination is made.

Receivables balances as of November 30, 2023, and February 28, 2023, were $25,790 and $0, respectively. Receivables to a related party were $1,942,630 and $1,933,908, respectively. The November 30, 2023, balance includes a receivable due from NextPlay for $1,942,630. Management has determined that no allowance for credit losses is necessary as of November 30, 2023, or February 28, 2023.

Property and Equipment

Recognition and measurement

Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. When parts of an item of property and equipment have different estimated useful lives, they are accounted for as separate items within property and equipment. The costs of the ongoing regular repairs and maintenance of property and equipment are recognized in the period in which they are incurred.

Depreciation

Depreciation is recognized in profit or loss over the estimated useful lives of each part of an item of property and equipment in a manner that most closely reflects management’s estimated future consumption of the future economic benefits embodied in the asset. The estimated useful lives for the Company’s property and equipment are as follows:

Category	Method	Estimated useful life
Furniture & Fixtures	Straight line	5 years
Computer & Equipment	Straight line	3 years

Intangible assets

The Company measures separately acquired intangible assets at cost less accumulated amortization and impairment losses. The Company recognizes internally developed intangible assets when it has determined that the completion of such is technically feasible, and the Company has sufficient resources to complete the development. Subsequent expenditures are capitalized when they increase the future economic benefits of the associated asset. All other expenditures are recorded in profit or loss as incurred.

The Company assesses whether the life of intangible asset is finite or indefinite. The Company reviews the amortization method and period of use of its intangible assets at least annually. Changes in the expected useful life or period of consumption of future economic benefits associated with the asset are accounted for prospectively by changing the amortization method or period as a change in accounting estimates in profit or loss. The Company has assessed the useful life of its trademarks as indefinite.

The estimated useful lives for the Company’s finite life intangible assets are as follows:

Category	Method	Estimated useful life
Software	Straight line	3 years
Software licenses	Straight line	0.5 - 4 years

Software Development Costs

The Company capitalizes internal software development costs subsequent to establishing technological feasibility of a software application in accordance with guidelines established by “ASC 985-20-25” Accounting for the Costs of Software to Be Sold, Leased, or Otherwise Marketed, requiring certain software development costs to be capitalized upon the establishment of technological feasibility. The establishment of technological feasibility and the ongoing assessment of the recoverability of these costs require considerable judgment by management with respect to certain external factors such as anticipated future revenue, estimated economic life, and changes in software and hardware technologies. Amortization of the capitalized software development costs begins when the product is available for general release to customers. Capitalized costs are amortized based on the straight-line method over the remaining estimated economic life of the product.

Impairment of Intangible Assets

In accordance with ASC 350-30-65 “Goodwill and Other Intangible Assets”, the Company assesses the impairment of identifiable intangible assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers important, which could trigger an impairment review include the following:

1. Significant underperformance compared to historical or projected future operating results.

2. Significant changes in the manner or use of the acquired assets or the strategy for the overall business, and

3. Significant negative industry or economic trends.

When the Company determines that the carrying value of an intangible asset may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent to the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows. Intangible assets that have finite useful lives are amortized over their useful lives.

Leases

The Company adopted ASU 2016-02 (Topic ASC 842) Leases, which requires a lessee to recognize a lease asset and a leases liability for operating leases arrangements greater than twelve (12) months.

We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities - current, and operating lease liabilities - noncurrent on the balance sheets. Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in our balance sheets.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we generally use our incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Concentration of Credit Risk

Financial instruments that potentially subject to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with high quality financial institutions. Cash and cash equivalents were $545,749 and $282,475, at November 30, 2023 and February 28, 2023, respectively, 100% of it located in the U.S.

Fair Value of Financial Instruments

The Company follows accounting guidelines on fair value measurements for financial instruments measured on a recurring basis, as well as for certain assets and liabilities that are initially recorded at their estimated fair values. Fair Value is defined as the exit price, or the amount that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants as the measurement date. The Company uses the following three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs to value its financial instruments:

●	Level 1: Observable inputs such as unadjusted quoted prices in active markets for identical instruments.

●	Level 2: Quoted prices for similar instruments that are directly or indirectly observable in the marketplace.

●	Level 3: Significant unobservable inputs which are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires a significant judgment or estimation.

Financial instruments measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires it to make judgments and consider factors specific to the asset or liability. The use of different assumptions and/or estimation methodologies may have a material effect on estimated fair values. Accordingly, the fair value estimates disclosed, or initial amounts recorded may not be indicative of the amount that the Company or holders of the instruments could realize in a current market exchange.

The carrying amounts of the Company’s financial instruments including cash, accounts receivable, accounts payable, accrued expenses, convertible notes and notes payable are of approximately fair value due to the short-term maturities of these instruments.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606 which involves identifying the contracts with customers, identifying performance obligations in the contracts, determining transactions price, allocating transaction price to the performance obligation, and recognizing revenue when the performance obligation is satisfied.

The Company recognizes revenue when the customer has purchased the product, the occurrence of the earlier of date of travel or the date of cancellation has expired, as satisfaction of the performance obligation, the sales price is fixed or determinable and collectability is reasonably assured. Revenue for customer travel packages purchased directly from the Company are recorded gross (the amount paid to the Company by the customer is shown as revenue and the cost of providing the respective travel package is recorded to cost of revenues).

The Company generates revenues from sales directly to customers as well as through other distribution channels of tours and activities at destinations throughout the world.

The Company controls the specified travel product before it is transferred to the customer and is therefore a principal, include but not limited to, the following:

●	The Company is primarily responsible for fulling the promise to provide such travel product.
●	The Company has inventory risk before the specified travel product has been transferred to a customer or after transfer of control to a customer.
●	The Company has discretion in establishing the price for the specified travel product.

Payments for tours or activities received in advance of services being rendered are recorded as deferred revenue and recognized as revenue at the earlier of the date of travel or the last date of cancellation (i.e., the customer’s refund privileges lapse).

From time to time, payments are made to suppliers in advance of customer bookings as required by hotels. These payments are recognized as costs of goods at the earlier of the date of travel or the last date of cancellation.

Loss Per Member Interests/Common Units

Basic loss per member interests/common units is computed by dividing net loss by the weighted average number of member interest/common units outstanding during the period. Diluted loss per member interests/common units is computed considering the dilutive effect of preferred stock and convertible debt using the treasury stock method. However, no diluted loss per member interests/common units can be computed for the period as; 1) the conversion price and units for preferred units is undeterminable due to the unpredictability of future events, and 2) convertible debt is not expected to be converted as the conversion price is substantially higher than the current value of the member interests/common units.

Sales and Marketing

Selling and administration expenses consist primarily of marketing and promotional expenses, expenses related to our participation in industry conferences, and public relations expenses.

Sales and marketing expenses are charged to expenses as incurred and are included in selling and promotions expenses in the accompanying consolidated financial statements. Sales and marketing expenses for the three months ended November 30, 2023, and 2022, was $141,618 and $105,897, respectively. Sales and marketing expenses for the nine months ended November 30, 2023 and 2022 was $232,157 and $612,105 respectively.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance on deferred tax assets is established when management considers it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Tax benefits from an uncertain tax position are only recognized if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. Interest and penalties related to unrecognized tax benefits are recorded as incurred as a component of income tax expense. The Company has not recognized any tax benefits from uncertain tax positions for any of the reporting periods presented.

No provision for federal income taxes is necessary in the financial statements of the subsidiaries as they have elected to be treated as a partnership for tax purposes and therefore they are not subject to federal income tax and the tax effect of its activities accrues to the members.

In certain circumstances, partnerships may be held to be associations taxable as corporations. The IRS has issued regulations specifying circumstances under current law when such a finding may be made, and management, based on those regulations that the partnership is not an association taxable as a corporation. A finding that the partnership is an association taxable as a corporation could have a material adverse effect on the financial position and results of operations of the partnership.

Recently adopted accounting pronouncements

In November 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40). The FASB issued this ASU to address issues identified as a result of the complexity associated with GAAP for certain financial instruments with characteristics of liabilities and equity. Complexity associated with the accounting is a significant contributing factor to numerous financial statement restatements and results in complexity for users attempting to understand the results of applying the current guidance. In addressing the complexity, the FASB focused on amending the guidance on convertible instruments and the guidance on the derivatives scope exception for contracts in an entity’s own equity. For convertible instruments, the FASB decided to reduce the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. The FASB concluded that eliminating certain accounting models simplifies the accounting for convertible instruments, reduces complexity for preparers and practitioners, and improves the decision usefulness and relevance of the information provided to financial statement users. In addition to eliminating certain accounting models, the FASB also decided to enhance information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance on the basis of feedback from financial statement users. The FASB decided to amend the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. The FASB observed that the application of the derivatives scope exception guidance results in accounting for some contracts as derivatives while accounting for economically similar contracts as equity. The FASB also decided to improve and amend the related EPS guidance. The amendments in this ASU are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The FASB specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The FASB decided to allow entities to adopt the guidance through either a modified retrospective method of transition or a fully retrospective method of transition. The Company adopted ASU 2020-06 on April 1, 2022, on a prospective basis. The adoption of this standard did not have an impact on the Company’s consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. ASU 2021-04 requires accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after the modification or exchange based on the economic substance of the modification or exchange. The recognition of the modification depends on the nature of the transaction in which the equity-classified written call option is modified. If there is more than one element in a transaction (for example, if the modification involves both a debt modification and an equity issuance), then the guidance requires allocating the effect of the option modification to each element. ASU 2021-04 is effective for the Company beginning in the first quarter of 2022. ASU 2021-04 should be applied prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Company adopted ASU 2021-04 on April 1, 2022, on a prospective basis. The adoption of this standard did not have an impact on the Company’s consolidated financial statements.

In March 2022, the FASB issued ASU 2022-02, ASC Subtopic 326 “Credit Losses”: Troubled Debt Restructurings and Vintage Disclosures. Since the issuance of Accounting Standards Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, the Board has provided resources to monitor and assist stakeholders with the implementation of Topic 326. Post-Implementation Review (PIR) activities have included forming a Credit Losses Transition Resource Group, conducting outreach with stakeholders of all types, developing educational materials and staff question-and-answer guidance, conducting educational workshops, and performing an archival review of financial reports. ASU No. 2022-02 is effective for annual and interim periods beginning after December 15, 2022. The adoption of this standard did not have a significant impact on the Company’s unaudited condensed consolidated financial statements.

The Company has considered all other recently issued accounting pronouncements and does not believe the adoption of such pronouncements will have a material impact on its consolidated financial statements.

2. Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The Financial Statements have been prepared using the accrual basis of accounting in accordance with Generally Accepted Accounting Principles (“GAAP”) of the United States.

The financial statements have been prepared on a consolidated basis with those of the Company’s wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Functional and presentation currency

These financial statements are presented in United States dollars (“USD”), which is the Company’s functional and reporting currency. All financial information has been rounded to the nearest dollar except where otherwise indicated.

Limited Liability of Members

Limitations on Liability of Managers and Members. The liability of the Managers to the Company and the Members shall be limited to the extent, now or hereafter set forth in the Articles, this Operating Agreement and as provided under the Florida Act.

No Personal Liability. Except as otherwise provided in the Florida Act or by Applicable Law, no Members, Manager or Officer will be obligated personally for any debt, obligation or liability of the Company or of any Company Subsidiaries, whether arising in contract, tort or otherwise, solely by reason of being a Member, Manager and/or Officer.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. These differences could have a material effect on the Company’s future results of operations and financial position. Significant items subject to estimates and assumptions include the carrying amounts of intangible assets, depreciation and amortization.

Information about key assumptions and estimation uncertainty that has a significant risk of resulting in a material adjustment to the carrying amounts of the Company’s assets and liabilities within the next financial year are referenced in the notes to the financial statements as follows:

●	The assessment of the Company to continue as a going concern;
●	The measurement and useful life of intangible assets and property and equipment
●	Recoverability of long lived assets

Cash and Cash Equivalents

Cash consists of amounts denominated in US dollars. The Company has not experienced any losses on such accounts. The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents as of February 28, 2023, or 2022.

Prepaids

The Company records cash paid in advance for goods and/or services to be received in the future as prepaid expenses. Prepaid expenses are expensed over time according to the terms of the purchase. Other current assets are recognized when it is probable that the future economic benefits will flow to the Company and the asset has a cost or value that can be measured reliably. It is then charged to expense over the expected number of periods during which economic benefits will be realized.

Accounts Receivable

Accounts receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable.

The Company considers accounts receivable to be fully collectible; accordingly, no allowance for doubtful accounts is required. If amounts become uncollectible, they will be charged to operations when that determination is made.

Accounts receivables balances as of February 28, 2023, and 2022, were 0 and $5,053, respectively. Receivables to a related party were $1,933,908 and $0 respectively. Management has determined that no allowance for credit losses is necessary as of February 28, 2023, or 2022.

Property and Equipment

Recognition and measurement

Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. When parts of an item of property and equipment have different estimated useful lives, they are accounted for as separate items within property and equipment. The costs of the ongoing regular repairs and maintenance of property and equipment are recognized in the period in which they are incurred.

Depreciation

Depreciation is recognized in profit or loss over the estimated useful lives of each part of an item of property and equipment in a manner that most closely reflects management’s estimated future consumption of the future economic benefits embodied in the asset. The estimated useful lives for the Company’s property and equipment are as follows:

Category	Method	Estimated useful life
Furniture & Fixtures	Straight line	5 years
Computer & Equipment	Straight line	3 years

Intangible assets

The Company measures separately acquired intangible assets at cost less accumulated amortization and impairment losses. The Company recognizes internally developed intangible assets when it has determined that the completion of such is technically feasible, and the Company has sufficient resources to complete the development. Subsequent expenditures are capitalized when they increase the future economic benefits of the associated asset. All other expenditures are recorded in profit or loss as incurred.

The Company assesses whether the life of intangible asset is finite or indefinite. The Company reviews the amortization method and period of use of its intangible assets at least annually. Changes in the expected useful life or period of consumption of future economic benefits associated with the asset are accounted for prospectively by changing the amortization method or period as a change in accounting estimates in profit or loss. The Company has assessed the useful life of its trademarks as indefinite.

The estimated useful lives for the Company’s finite life intangible assets are as follows:

Category	Method	Estimated useful life
Software	Straight line	3 years
Software licenses	Straight line	0.5 - 4 years

Software Development Costs

The Company capitalizes internal software development costs subsequent to establishing technological feasibility of a software application in accordance with guidelines established by “ASC 985-20-25” Accounting for the Costs of Software to Be Sold, Leased, or Otherwise Marketed, requiring certain software development costs to be capitalized upon the establishment of technological feasibility. The establishment of technological feasibility and the ongoing assessment of the recoverability of these costs require considerable judgment by management with respect to certain external factors such as anticipated future revenue, estimated economic life, and changes in software and hardware technologies. Amortization of the capitalized software development costs begins when the product is available for general release to customers. Capitalized costs are amortized based on the straight-line method over the remaining estimated economic life of the product.

Impairment of Intangible Assets

In accordance with ASC 350-30-65 “Goodwill and Other Intangible Assets”, the Company assesses the impairment of identifiable intangible assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers important, which could trigger an impairment review include the following:

1. Significant underperformance compared to historical or projected future operating results.

2. Significant changes in the manner or use of the acquired assets or the strategy for the overall business, and

3. Significant negative industry or economic trends.

When the Company determines that the carrying value of an intangible asset may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent to the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows. Intangible assets that have finite useful lives are amortized over their useful lives.

Leases

The Company adopted ASU 2016-02 (Topic ASC 842) Leases, which requires a lessee to recognize a lease asset and a leases liability for operating leases arrangements greater than twelve (12) months.

We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities - current, and operating lease liabilities - noncurrent on the balance sheets. Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in our balance sheets.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we generally use our incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Reclassification

Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on the net earnings (loss) or and financial position.

Concentration of Credit Risk

Financial instruments that potentially subject to concentrations of credit risk consist primarily of cash. All of the Company’s cash is held at high credit quality financial institutions. No credit risk in accounts receivable as deemed collectable.

Fair Value of Financial Instruments

The Company follows accounting guidelines on fair value measurements for financial instruments measured on a recurring basis, as well as for certain assets and liabilities that are initially recorded at their estimated fair values. Fair Value is defined as the exit price, or the amount that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants as the measurement date. The Company uses the following three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs to value its financial instruments:

●	Level 1: Observable inputs such as unadjusted quoted prices in active markets for identical instruments.

●	Level 2: Quoted prices for similar instruments that are directly or indirectly observable in the marketplace.

●	Level 3: Significant unobservable inputs which are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires a significant judgment or estimation.

Financial instruments measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires it to make judgments and consider factors specific to the asset or liability. The use of different assumptions and/or estimation methodologies may have a material effect on estimated fair values. Accordingly, the fair value estimates disclosed, or initial amounts recorded may not be indicative of the amount that the Company or holders of the instruments could realize in a current market exchange.

The carrying amounts of the Company’s financial instruments including cash, accounts receivable, accounts payable, accrued expenses, convertible notes and notes payable are of approximately fair value due to the short-term maturities of these instruments.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606 which involves identifying the contracts with customers, identifying performance obligations in the contracts, determining transactions price, allocating transaction price to the performance obligation and recognizing revenue when the performance obligation is satisfied.

The Company recognizes revenue when the customer has purchased the product, the occurrence of the earlier of date of travel or the date of cancellation has expired, as satisfaction of the performance obligation, the sales price is fixed or determinable and collectability is reasonably assured. Revenue for customer travel packages purchased directly from the Company are recorded gross (the amount paid to the Company by the customer is shown as revenue and the cost of providing the respective travel package is recorded to cost of revenues).

The Company generates revenues from sales directly to customers as well as through other distribution channels of tours and activities at destinations throughout the world.

The Company controls the specified travel product before it is transferred to the customer and is therefore a principal, based on but not limited to, the following:

●	The Company is primarily responsible for fulling the promise to provide such travel product.
●	The Company has inventory risk before the specified travel product has been transferred to a customer or after transfer of control to a customer.
●	The Company has discretion in establishing the price for the specified travel product.

Payments for tours or activities received in advance of services being rendered are recorded as deferred revenue and recognized as revenue at the earlier of the date of travel or the last date of cancellation (i.e., the customer’s refund privileges lapse).

Sales and Marketing

Selling and administration expenses consist primarily of marketing and promotional expenses, expenses related to our participation in industry conferences, and public relations expenses.

Sales and marketing expenses are charged to expense as incurred and are included in selling and promotions expenses in the accompanying consolidated financial statements. Sales and marketing expense for the years ended February 28, 2023, and 2022, was $708,047 and $1,370,889, respectively.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance on deferred tax assets is established when management considers it is more likely than not that some portion or all of the deferred tax assets will not be realized.

 Tax benefits from an uncertain tax position are only recognized if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. Interest and penalties related to unrecognized tax benefits are recorded as incurred as a component of income tax expense. The Company has not recognized any tax benefits from uncertain tax positions for any of the reporting periods presented.

No provision for federal income taxes is necessary in the financial statements of the subsidiaries as they have elected to be treated as a partnership for tax purposes and therefore they are not subject to federal income tax and the tax effect of its activities accrues to the members.

In certain circumstances, partnerships may be held to be associations taxable as corporations. The IRS has issued regulations specifying circumstances under current law when such a finding may be made, and management, based on those regulations that the partnership is not an association taxable as a corporation. A finding that the partnership is an association taxable as a corporation could have a material adverse effect on the financial position and results of operations of the partnership.

Recently adopted accounting pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40). The FASB issued this ASU to address issues identified as a result of the complexity associated with GAAP for certain financial instruments with characteristics of liabilities and equity. Complexity associated with the accounting is a significant contributing factor to numerous financial statement restatements and results in complexity for users attempting to understand the results of applying the current guidance. In addressing the complexity, the FASB focused on amending the guidance on convertible instruments and the guidance on the derivatives scope exception for contracts in an entity’s own equity. For convertible instruments, the FASB decided to reduce the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. The FASB concluded that eliminating certain accounting models simplifies the accounting for convertible instruments, reduces complexity for preparers and practitioners, and improves the decision usefulness and relevance of the information provided to financial statement users. In addition to eliminating certain accounting models, the FASB also decided to enhance information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance on the basis of feedback from financial statement users. The FASB decided to amend the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. The FASB observed that the application of the derivatives scope exception guidance results in accounting for some contracts as derivatives while accounting for economically similar contracts as equity. The FASB also decided to improve and amend the related EPS guidance. The amendments in this ASU are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The FASB specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The FASB decided to allow entities to adopt the guidance through either a modified retrospective method of transition or a fully retrospective method of transition. The Company adopted ASU 2020-06 on April 1, 2022 on a prospective basis. The adoption of this standard did not have an impact on the Company’s consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. ASU 2021-04 requires accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after the modification or exchange based on the economic substance of the modification or exchange. The recognition of the modification depends on the nature of the transaction in which the equity-classified written call option is modified. If there is more than one element in a transaction (for example, if the modification involves both a debt modification and an equity issuance), then the guidance requires allocating the effect of the option modification to each element. ASU 2021-04 is effective for the Company beginning in the first quarter of 2022. ASU 2021-04 should be applied prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Company adopted ASU 2021-04 on April 1, 2022 on a prospective basis. The adoption of this standard did not have an impact on the Company’s consolidated financial statements.

In March 2022, the FASB issued ASU 2022-02, ASC Subtopic 326 “Credit Losses”: Troubled Debt Restructurings and Vintage Disclosures. Since the issuance of Accounting Standards Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, the Board has provided resources to monitor and assist stakeholders with the implementation of Topic 326. Post-Implementation Review (PIR) activities have included forming a Credit Losses Transition Resource Group, conducting outreach with stakeholders of all types, developing educational materials and staff question-and-answer guidance, conducting educational workshops, and performing an archival review of financial reports. ASU No. 2022-02 is effective for annual and interim periods beginning after December 15, 2022. The adoption of this standard did not have a significant impact on the Company’s unaudited condensed consolidated financial statements.

The Company has considered all other recently issued accounting pronouncements and does not believe the adoption of such pronouncements will have a material impact on its consolidated financial statements.